Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand	$ 4,090	$ 168
Deposits with banks	45,461,872	6,717,619
Cash and cash equivalents	$ 45,465,962	$ 6,717,787